NATURE OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS

Optimizer Systems, LLC was formed in the State of Michigan on January 31, 2006. It then became a corporation in the State of Michigan on October 22, 2007 and changed its name to OptimizeRx Corporation. On April 14, 2008, RFID, Ltd., a Colorado corporation, consummated a reverse merger by entering into a share exchange agreement with the stockholders of OptimizeRx Corporation, pursuant to which the stockholders of OptimizeRx Corporation exchanged all of the issued and outstanding capital stock of OptimizeRx Corporation for 1,256,958 shares of common stock of RFID, Ltd., representing 100% of the outstanding capital stock of RFID, Ltd. As of April 30, 2008, RFID’s officers and directors resigned their positions and RFID changed its business to OptimizeRx’s business. On April 15, 2008, RFID, Ltd.’s corporate name was changed to OptimizeRx Corporation. On September 4, 2008, a migratory merger was completed, thereby changing the state of incorporation from Colorado to Nevada, resulting in the current corporate structure, in which OptimizeRx Corporation, a Nevada corporation, is the parent corporation, and OptimizeRx Corporation, a Michigan corporation, is a wholly-owned subsidiary (together, "OptimizeRx" and "the Company").

The wholly-owned subsidiary, OptimizeRx Corporation, is a technology solutions company targeting the health care industry. Their objective is to bring better access to better care through connecting patients, physicians and pharmaceutical manufacturers through technology. Once defined as a marketing and advertising company through its consumer website, OptimizeRx is maturing as a technology solutions provider as it launched its direct to physician solution, SampleMD. SampleMD allows physicians to search, print and send available sample trial vouchers and/or co-pay coupons on behalf of their patients. The SampleMD solution can either sit on the doctor’s desktop or can be integrated into the ePrescribing or Electronic Medical Records applications. OptimizeRx solutions provide pharmaceutical manufacturers either a direct to consumer and/or direct to physician channels for communicating and promoting their products. It provides health care providers a means to provide sampling and coupons without having to physically store samples on site, and it provides better access and affordability to the patients.

Optimizer Systems, LLC was formed in the State of Michigan on January 31, 2006. It then became a corporation in the State of Michigan on October 22, 2007 and changed its name to OptimizeRx Corporation. On April 14, 2008, RFID, Ltd., a Colorado corporation, consummated a reverse merger by entering into a share exchange agreement with the stockholders of OptimizeRx Corporation, pursuant to which the stockholders of OptimizeRx Corporation exchanged all of the issued and outstanding capital stock of OptimizeRx Corporation for 1,256,958 shares of common stock of RFID, Ltd., representing 100% of the outstanding capital stock of RFID, Ltd. As of April 30, 2008, RFID’s officers and directors resigned their positions and RFID changed its business to OptimizeRx’s business. On April 15, 2008, RFID, Ltd.’s corporate name was changed to OptimizeRx Corporation. On September 4, 2008, a migratory merger was completed, thereby changing the state of incorporation from Colorado to Nevada, resulting in the current corporate structure, in which OptimizeRx Corporation, a Nevada corporation, is the parent corporation, and OptimizeRx Corporation, a Michigan corporation, is a wholly-owned subsidiary (together, "OptimizeRx" and "the Company").

The wholly-owned subsidiary, OptimizeRx Corporation, is a technology solutions company targeting the health care industry. Their objective is to bring better access to better care through connecting patients, physicians and pharmaceutical manufacturers through technology. Once defined as a marketing and advertising company through its consumer website, OptimizeRx is maturing as a technology solutions provider as it launched its direct to physician solution, SampleMD. SampleMD allows physicians to search, print and send available sample trial vouchers and/or co-pay coupons on behalf of their patients. The SampleMD solution can either sit on the doctor’s desktop or can be integrated into the ePrescribing or Electronic Medical Records applications. OptimizeRx solutions provide pharmaceutical manufacturers either a direct to consumer and/or direct to physician channels for communicating and promoting their products. It provides health care providers a means to provide sampling and coupons without having to physically store samples on site, and it provides better access and affordability to the patients.